Derivative instruments and hedging activities - Fair Value Hedges (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	¥ 3	¥ 7	¥ 13	¥ (5)
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	3	7	13	(5)
Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	(3)	(7)	(13)	5
Hedged Items [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	¥ (3)	¥ (7)	¥ (13)	¥ 5